SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Convenience translation and Significant risks and uncertainties (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) $ / ¥	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($) $ / ¥	Dec. 31, 2020 HKD ($)
Significant risks and uncertainties
Foreign currency, exchange rate | $ / ¥	6.3726				6.3726
Cash and cash equivalents	¥ 2,443,419		¥ 2,726,712	¥ 4,684,003	$ 383,426
Deposit insurance insured	320,000
Deposit insurance uninsured	1,429,465
Loan receivables, net	260,224		267,383		$ 40,835
Total net revenues	761,451	$ 119,489	1,256,005	¥ 4,424,963
CHINA
Significant risks and uncertainties
Deposit insurance insured	4,902
HONG KONG
Significant risks and uncertainties
Deposit insurance uninsured	918,200
South Aisa
Significant risks and uncertainties
Deposit insurance insured	250
Deposit insurance uninsured	18,860
Customer A
Significant risks and uncertainties
Total net revenues	141,000
Customer B
Significant risks and uncertainties
Total net revenues	102,000
RMB
Significant risks and uncertainties
Cash and cash equivalents	1,455,089		¥ 1,531,340
Foreign currency
Significant risks and uncertainties
Deposit insurance insured	1,593
Deposit insurance uninsured	¥ 38,399
Foreign currency risk | Cash and cash equivalents | RMB
Significant risks and uncertainties
Concentration risk percentage	53.26%	53.26%	56.16%
Customer concentration
Significant risks and uncertainties
Deposit insurance insured	¥ 500					$ 500